Disaggregated Revenues	12 Months Ended
Dec. 31, 2023
Disaggregated Revenues [Abstract]
DISAGGREGATED REVENUES
NOTE 14:	DISAGGREGATED REVENUES

Geographic information:

Revenues reported in the consolidated financial statements derived from the Company’s country of domicile (Israel) and foreign countries based on the location of the customers, are as follows:

	Year ended December 31,
	2023	2022	2021

Spain	$231,833	$355,274	$78,960
Israel	123,368	145,472	129,976
United states	33,546	43,614	194,489
Japan	34,861	17,560	7,350
Germany	32,540	8,548	83,317
Other	22,436	33,071	74,612

	$478,584	$603,359	$568,704